Share Based Compensation - Summary of Compensation Cost (Detail) kr in Millions	12 Months Ended
Dec. 31, 2018 SEK (kr) shares
Disclosure of key management personnel compensation [line items]
Number of shares	1,594,920
Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 609.3
Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	22,800,000
LTV 2018 [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 175.7
LTV 2018 [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	10,400,000
LTV 2017 [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 433.6
LTV 2017 [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	12,400,000
Executive performance plan [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 130.5
Executive performance plan [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	2,900,000
Executive performance plan [member] | LTV 2018 [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 19.8
Executive performance plan [member] | LTV 2018 [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	1,000,000
Executive performance plan [member] | LTV 2017 [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 110.7
Executive performance plan [member] | LTV 2017 [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	1,900,000
Key contributor plan [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 478.8
Key contributor plan [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	19,900,000
Key contributor plan [member] | LTV 2018 [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 155.9
Key contributor plan [member] | LTV 2018 [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	9,400,000
Key contributor plan [member] | LTV 2017 [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Total compensation cost | kr	kr 322.9
Key contributor plan [member] | LTV 2017 [member] | Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [line items]
Number of shares	10,500,000